RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY ADVANCES AND OTHER INTERCOMPANY AGREEMENTS

Convertible Note and Due to Parent and Affiliates

During the three months ended March 31, 2023 and during 2022, the Company had the availability of, but not the contractual right to, intercompany financing from the Parent and Affiliates in the form of either cash advances or borrowings under a convertible note (as discussed below).

The convertible notes balances were $61,356 at December 31, 2022. In January 2023, the Company borrowed an additional $48,143 under such convertible notes, and subsequently repaid the outstanding balances of the convertible notes in full in February 2023, such that there were no amounts outstanding under convertible notes as of March 31, 2023.

Management Service Agreement

In 2020, the Company entered into a management services agreement with a related party (related through common ownership), for which the Company was billed $25,000 quarterly. Effective February 1, 2022, the original management services agreement was amended to have the Company billed at $35,000 quarterly. While the agreement does not stipulate a specific maturity date, it can be terminated with 30 calendar days written notice by any party.

The related party currently provides the following services:

●	Support and advice to the Company in accordance with their area of expertise;

●	Research, technical review, legal review, recruitment, software development, marketing, public relations, and advertisement; and

●	Advice, assistance, and consultation services to support the Company or in relation to any other related matter.

During the three months ended March 31, 2023 and 2022, the Company incurred $35,000 in each period under its agreement with Tekcapital Europe Ltd.

Rent of Office Space

Prior to the February 1, 2022 amendment of the aforementioned management services agreement, the Company was provided with rent-free office space by the Parent and Affiliates. Effective February 1, 2022, Tekcapital began to bill the Company for an allocation of rent paid by Tekcapital on the Company’s behalf. The Company recognized $22,769 of expense related to this arrangement for the three months ended March 31, 2023.

NOTE 6 – RELATED PARTY TRANSACTIONS

Convertible Note and Due to Parent and Affiliates

During the years ended December 31, 2022 and 2021, the Company had the availability of, but not the contractual right to, intercompany financing from the Parent and Affiliates in the form of either cash advances or borrowings under a convertible note (as discussed below). The convertible notes balances were $61,356 and $289,029 as of December 31, 2022 and 2021, respectively.

On December 1, 2020, the Company issued a convertible note to its Parent and Affiliates for up to $2,000,000 that bears interest at 10% per annum, which includes the option to convert the debt into the Company’s common stock at market price. The note can be converted into shares of common stock of the Company upon occurrence of certain conversion events, as defined.

On June 1, 2021, the Company converted related party borrowings totalling $778,500 into 778,500 shares of common stock at $1.00 each.

On September 5, 2021, the Company converted related party borrowings totalling $500,002 into 140,449 shares of common stock at $3.56 each.

On November 1, 2021, the Company amended and restated its December 1, 2020, convertible note agreement with Parent and Affiliates, increasing the amount of available financing from $2,000,000 to $3,000,000.

On November 16, 2021, the Company converted related party borrowings totalling $901,271 into 253,166 shares of common stock at $3.56 per share.

On August 15, 2022, in connection with the Company’s initial public offering (see Note 8), the Company converted related party borrowings totalling $2,002,280 into 266,970 shares of common stock at $7.50 per share.

Management Service Agreement

In 2020, the Company entered into a management services agreement with a related party (related through common ownership), for which the Company was billed $25,000 quarterly. Effective February 1, 2022, the original management services agreement was amended to have the Company billed at $35,000 quarterly. While the agreement does not stipulate a specific maturity date, it can be terminated with 30 calendar days written notice by any party.

The related party provides the following services:

●	Support and advice to the Company in accordance with their area of expertise;

●	Research, technical review, legal review, recruitment, software development, marketing, public relations, and advertisement; and

●	Advice, assistance, and consultation services to support the Company or in relation to any other related matter.

During the years ended December 31, 2022 and 2021, the Company incurred $140,000 and $100,000, respectively, under its management services agreement with Tekcapital Europe Ltd.

Rent of Office Space

Prior to the February 1, 2022 amendment of the aforementioned management services agreement, the Company was provided with rent-free office space by the Parent and Affiliates. Effective February 1, 2022, Tekcapital began to bill the Company for an allocation of rent paid by Tekcapital on the Company’s behalf. The Company recognized $74,442 of expense related to this arrangement for the year ended December 31, 2022.